Share-Based Compensation - Stock Options Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at beginning of period, Number of Shares	1,707,114
Options granted, Number of Shares	247,600
Options exercised, Number of Shares	(514,466)
Options canceled or expired, Number of Shares	(40,123)
Outstanding at end of period, Number of Shares	1,400,125	1,707,114
Vested or expected to vest at end of period, Number of Shares	1,400,125
Exercisable at end of period, Number of Shares	1,182,140
Outstanding at beginning of period, Weighted-Average Exercise Price	$ 1.3802
Options granted, Weighted-Average Exercise Price	$ 3.2600
Options exercised, Weighted-Average Exercise Price	$ 0.6472
Options canceled or expired, Weighted-Average Exercise Price	$ 0.8479
Outstanding at end of period, Weighted-Average Exercise Price	$ 1.9825	$ 1.3802
Vested or expected to vest at end of period, Weighted-Average Exercise Price	$ 1.9825
Exercisable at end of period, Weighted-Average Exercise Price	$ 1.7461
Options granted, Weighted-Average Contractual Life	6 years 2 months 12 days
Options exercised, Weighted-Average Contractual Life	2 years 3 months 18 days
Options canceled or expired, Weighted-Average Contractual Life	8 years 9 months 18 days
Outstanding at end of period, Weighted-Average Contractual Life	5 years 3 months 18 days	4 years 4 months 24 days
Exercisable at end of period, Weighted-Average Contractual Life	4 years 7 months 6 days